Acquisitions and divestitures - Option exercised in VLI shares (Details) R$ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
Cash consideration from divestment of shares in associate				$ 241
Percentage of shares acquired by exercise of option	8.00%
Percentage of total share held	29.60%
Loss from divestiture of shares in associate	$ 172
VLI S.A.
Disclosure of detailed information about business combination [line items]
Cash consideration from divestment of shares in associate			R$ 1,223	$ 241
Percentage of shares acquired by exercise of option	8.00%
Percentage of total share held	29.60%
Loss from divestiture of shares in associate		$ 172